Acquisitions (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jul. 02, 2014	Mar. 31, 2011	Jun. 19, 2012
Acquisitions
Purchase price, net of cash acquired										$ 658,764,000	$ 392,605,000	$ 1,268,810,000	$ 490,805,000	$ 297,401,000
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	1,170,490,000	1,107,006,000				555,220,000				1,170,490,000		1,107,006,000	555,220,000	167,245,000		8,568,000
Expense related to incentive compensation										21,659,000		17,804,000	10,138,000
Revenues	5,380,526,000	3,975,935,000	2,743,445,000	1,593,937,000	1,385,957,000	1,617,613,000	1,338,208,000	1,135,510,000	326,436,000	9,029,140,000	2,979,894,000	9,699,274,000	4,417,767,000	1,310,473,000
Operating income (loss)	7,770,000			9,945,000						(12,785,000)	2,603,000	106,565,000	87,307,000	15,030,000
Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment																	17,851,000
TransMontaigne Inc
Acquisitions
Purchase price, net of cash acquired															174,200,000
Inventory purchased	426,913,000									426,913,000
Amount paid for inventory purchased															346,900,000
Working capital settlement payment															33,500,000
Estimated additional amount to be paid on completion of working capital settlement process	27,500,000									27,500,000
Estimated fair values of the assets acquired and liabilities assumed
Cash and cash equivalents	1,469,000									1,469,000
Accounts receivable - trade	197,349,000									197,349,000
Accounts receivable - affiliates	528,000									528,000
Inventories	426,913,000									426,913,000
Prepaid expenses and other current assets	15,373,000									15,373,000
Goodwill	29,118,000									29,118,000
Equity method investments	250,000,000									250,000,000
Other noncurrent assets	3,911,000									3,911,000
Accounts payable - trade	(140,597,000)									(140,597,000)
Accounts payable - affiliates	(69,000)									(69,000)
Accrued expenses and other payables	(73,565,000)									(73,565,000)
Advance payments received from customers	(1,919,000)									(1,919,000)
Long-term debt	(234,000,000)									(234,000,000)
Other noncurrent liabilities	(34,856,000)									(34,856,000)
Noncontrolling interest	(567,120,000)									(567,120,000)
Fair value of net assets acquired	554,535,000									554,535,000
Accrual related to crude oil contracts	2,500,000									2,500,000
Expense related to termination benefits	2,700,000
Revenues	1,100,000,000									1,100,000,000
Operating income (loss)	(300,000)									(300,000)
Proposed exchange ratio of the company's common units for each outstanding unit of acquiree	1									1
TransMontaigne Inc | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	50,000,000									50,000,000
Useful life of intangible assets										7 years
TransMontaigne Inc | Pipeline capacity rights
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	87,000,000									87,000,000
Useful life of intangible assets										30 years
TransMontaigne Inc | Trade names
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	5,000,000									5,000,000
TransMontaigne Inc | Refined products terminal assets
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	418,405,000									418,405,000
Useful life of property, plant and equipment										20 years
TransMontaigne Inc | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	10,339,000									10,339,000
Useful life of property, plant and equipment										20 years
TransMontaigne Inc | Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	28,666,000									28,666,000
Useful life of property, plant and equipment										20 years
TransMontaigne Inc | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	1,565,000									1,565,000
TransMontaigne Inc | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	56,095,000									56,095,000
TransMontaigne Inc | Information technology equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	7,851,000									7,851,000
TransMontaigne Inc | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	12,592,000									12,592,000
TransMontaigne Inc | Construction in progress
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	4,487,000									4,487,000
TransMontaigne Inc | General partner
Acquisitions
Ownership interest acquired (as a percent)															2.00%
TransMontaigne Inc | Limited partner
Acquisitions
Ownership interest acquired (as a percent)															19.70%
Previous owner of TransMontaigne
Acquisitions
Inventory purchased															380,400,000
Estimated fair values of the assets acquired and liabilities assumed
Inventories															$ 380,400,000
TLP
Acquisitions
Ownership interest acquired (as a percent)															19.70%